Cover Document	Apr. 13, 2020
Cover [Abstract]
Entity Central Index Key	0000066756
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Type	8-K
Document Period End Date	Apr. 13, 2020
Entity Registrant Name	ALLETE, Inc
Entity Incorporation, State or Country Code	MN
Entity File Number	1-3548
Entity Tax Identification Number	41-0418150
Entity Address, Address Line One	30 West Superior Street
Entity Address, City or Town	Duluth
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55802-2093
City Area Code	218
Local Phone Number	279-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	ALE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false